Stockholders' Equity - Schedule of Share Based Compensation Warrant Activity (Details) (USD $)	5 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Granted	363,000
Exercised	0
Forfeited/expired	0
Number of Warrants, Outstanding ending	363,000
Granted	$ 0.50
Exercised	$ 0
Forfeited/expired	$ 0
Weighted Average Exercise Price, Outstanding ending	$ 0.50